Reverse Merger - Additional Information (Detail) (USD $)	0 Months Ended		12 Months Ended				0 Months Ended		0 Months Ended	6 Months Ended
	Jun. 25, 2013	Jan. 31, 2013	Dec. 31, 2013	Jun. 30, 2014	Jun. 25, 2013	Dec. 31, 2012	Jan. 31, 2014 Teckmine [Member]	Jan. 31, 2013 Teckmine [Member]	Jun. 25, 2013 2014 Private Placement [Member]	Jun. 30, 2014 2014 Private Placement [Member]	Jun. 19, 2014 2014 Private Placement [Member]	Jun. 25, 2013 2014 Private Placement [Member]
Common Stock, Shares issued	32,500,000
Post-transaction ownership percentage					60.90%
Common Stock Share Issued			53,394,000	74,627,885		32,500,000						10,000,000
Common stock, Per Share			$ 0.001	$ 0.001		$ 0.001						$ 0.25
Issuance of Common Stock, Proceed			$ 2,209,600						$ 2,500,000
Issuance cost									290,400
Conversion of Convertible Promissory Notes								$ 200,000
Debt Instrument Interest Rate								12.00%		15.00%
Debt Instrument Conversion Price								$ 0.25		$ 5.00
Conversion of Convertible Promissory Notes							800,000
Common stock warrant		200,000								5,475,000	155,870
Warrants to purchase, exercise price		$ 0.25								$ 5.00	$ 6.50
Warrant exercise period		5 years								5 years